Short-Term Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Realized gain on short-term investments	¥ 36,573	$ 5,605	¥ 1,388,953